NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 26,286	$ 23,996	$ 21,767	$ 20,480
Non-controlling interest
Disclosure of Non Controlling Interest [Line Items]
Equity	21,430	19,023
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	14,755	12,303	11,100	11,086
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	59	59	56	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,892	2,894	2,721	3,317
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Equity	2,561	2,562	2,408	0
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	571	613	$ 609	$ 597
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 592	$ 592